Additional Information Required by the Argentine Central Bank - Schedule of Plan for Distribution of Profit (Detail) $ in Thousands	Dec. 31, 2018 ARS ($)
Distribution of profits [abstract]
Unappropriated Retained Income	$ 42,357,973
To Special Reserve "First-time Application of IFRS"	2,827,741
Subtotal	39,530,232
Distributable Amount	39,530,232
Distributed Income
To Discretionary Reserve	12,427,034
To Cash Dividends	2,000,000
To Common Shares (140.1773% of $1,426,765)	2,000,000
Unappropriated Retained Income	$ 37,530,232